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CLAUDIA DE ALBA

claudia.dealba@dechert.com +1 212 649 8739 Direct +1 212 698 0601 Fax

November 17, 2009

Via EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C 20549-1090

Re: Tamarack Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Dear Sir or Madam:

On behalf of Tamarack Funds Trust, an open-end management investment company (the “Trust’), attached for electronic filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is one copy of Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The main purpose of the Amendment is to add the following new series to the Trust: RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRiSM 1 Fund, RBC U.S. PRiSM 2 Fund, RBC U.S. PRiSM 3 Fund, RBC U.S. Inflation-Linked Fund, and RBC U.S. Securitized Asset Fund. The Amendment is intended to become effective on February 1, 2010.

Please direct any comments or questions on the enclosed materials to me at (212) 649-8739 or Jon Rand at (212) 698-3634. Thank you in advance for your consideration.

Very truly yours,

Claudia de Alba

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